Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Current Assets:
Cash and cash equivalents	$ 2,792,526	$ 1,405,186
Accounts receivable, net of allowance for doubtful accounts of $22,100 and $12,200, respectively	1,020,999	589,699
Inventories	69,801	69,680
Prepaid expenses and other current assets	248,729	97,337
Total current assets	4,132,055	2,161,902
Property and equipment, net	1,319,741	307,926
Intangible assets, net	8,581	136,821
Deposits	363,403	0
Total assets	5,823,780	2,606,649
Current Liabilities:
Accounts payable and other accrued expenses	1,271,926	758,696
Accrued compensation and related expenses	508,754	725,712
Notes payable and accrued interest, net of discount of $221,400 at March 31, 2015	0	535,507
Related-party notes payable and accrued interest, net of discount of $24,900 and $259,600, respectively	392,898	976,581
Total current liabilities	2,173,578	2,996,496
Related-party notes payable, net of current portion	554,275	26,452
Total liabilities	$ 2,727,853	$ 3,022,948
Commitments and contingencies
Stockholders' Equity (Deficit):
Common stock value	$ 12,251	$ 5,026
Additional paid-in capital	116,214,522	97,346,137
Accumulated deficit	(113,130,846)	(97,768,079)
Total stockholders’ equity (deficit)	3,095,927	(416,299)
Total liabilities and stockholders’ equity (deficit)	5,823,780	2,606,649
Class A convertible preferred stock [Member]
Stockholders' Equity (Deficit):
Preferred stock value	0	455
Class B Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock value	$ 0	$ 162